UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022
(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th floor	1250 Connecticut Avenue NW, Suite 500
New York, NY 10022	Washington, DC 20036

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2016

Date of reporting period: May 31, 2016

Item 1.      Reports to Stockholders.

Global X MLP ETF (ticker: MLPA)
Global X Junior MLP ETF (ticker: MLPJ)

Semi-Annual Report

May 31, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2016 (Unaudited)

Global X MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 100.0%
Oil & Gas — 100.0%
Boardwalk Pipeline Partners	350,393	$6,187,940
Buckeye Partners	235,264	16,920,187
DCP Midstream Partners	270,885	9,082,774
Enbridge Energy Partners	608,954	13,238,660
Energy Transfer Partners	691,932	25,089,454
EnLink Midstream Partners	420,622	6,620,590
Enterprise Products Partners	1,029,169	28,569,732
Equities Midstream Partners	155,873	11,748,148
Genesis Energy	276,109	10,401,026
Magellan Midstream Partners	313,148	21,936,018
MPLX	417,836	13,328,969
NuStar Energy	223,543	10,991,609
ONEOK Partners	338,774	12,856,473
Plains All American Pipeline	770,729	17,826,962
Shell Midstream Partners	227,999	7,694,966
Spectra Energy Partners	168,373	7,566,683
Sunoco Logistics Partners	462,336	12,691,123
TC PipeLines	143,677	7,935,281
Tesoro Logistics	182,607	8,975,134
Western Gas Partners	233,205	11,620,605
Williams Partners	477,223	15,232,958
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $238,987,659)		276,515,292
TOTAL INVESTMENTS — 100.0%
(Cost $238,987,659)		$276,515,292

 Percentages are based on Net Assets of $276,529,866.

As of May 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Junior MLP ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.8%
BERMUDA— 3.1%
Oil & Gas — 3.1%
Teekay LNG Partners	14,206	$198,458
UNITED STATES— 96.7%
Oil & Gas — 96.7%
Alliance Holdings GP	7,989	129,661
Alliance Resource Partners	11,419	167,288
Alon USA Partners	3,026	28,596
Antero Midstream Partners	17,508	430,697
Archrock Partners	9,719	138,690
Black Stone Minerals	19,421	298,501
Calumet Specialty Products Partners	15,117	66,212
Cheniere Energy Partners	9,403	271,841
Columbia Pipeline Partners	14,352	211,405
Crestwood Equity Partners	13,089	282,461
CVR Refining	11,653	118,394
Dominion Midstream Partners	5,416	156,631
Enable Midstream Partners	7,802	113,441
Ferrellgas Partners	15,411	306,525
Global Partners	7,441	98,891
Holly Energy Partners	9,413	312,135
Martin Midstream Partners	6,916	153,051
NGL Energy Partners	22,152	332,723
Northern Tier Energy	14,838	316,049
NuStar GP Holdings	9,141	228,799
Rice Midstream Partners	11,195	204,756
Rose Rock Midstream	4,295	110,811
Suburban Propane Partners	16,004	553,098
Summit Midstream Partners	8,606	180,210
Tallgrass Energy Partners	8,876	401,728
Transmontaigne Partners	3,395	129,689
USA Compression Partners	1,997	30,395
Valero Energy Partners	5,614	259,760
Western Refining Logistics	4,139	97,722
TOTAL UNITED STATES		6,130,160
TOTAL INVESTMENTS — 99.8%
(Cost $6,748,115)		$6,328,618

Percentages are based on Net Assets of $6,341,382.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Junior MLP ETF

As of May 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Statements of Assets and Liabilities

May 31, 2016 (Unaudited)

	Global X MLP ETF	Global X Junior MLP ETF
Assets:
Cost of Investments	$238,987,659	$6,748,115
Investments at Value	$276,515,292	$6,328,618
Receivable for Investment Securities Sold	19,608,982	—
Income Tax Receivable	992,228	845,809
Receivable for Capital Shares Sold	554,108	—
Total Assets	297,670,610	7,174,427
Liabilities:
Payable for Investment Securities Purchased	20,346,856	—
Due to Custodian	667,090	824,178
Payable due to Investment Adviser	111,009	3,847
Franchise Tax Payable	13,756	3,227
Interest Expense	2,033	1,793
Total Liabilities	21,140,744	833,045
Net Assets	$276,529,866	$6,341,382
Net Assets Consist of:
Paid-in Capital	$296,933,878	$11,639,060
Distributions in Excess of Net Investment Income, Net of Taxes	(6,692,341)	(2,096,846)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations, Net of Taxes	(54,025,086)	(2,839,219)
Net Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	40,313,415	(361,613)
Net Assets	$276,529,866	$6,341,382
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	24,950,000	800,000

Net Asset Value, Offering and Redemption Price Per Share	$11.08	$7.93

The accompanying notes are an integral part of the financial statements.

4

Statements of Operations

For the period ended May 31, 2016 (Unaudited)

	Global X MLP ETF	Global X Junior MLP ETF
Investment Income:
Dividend Income	$355	$5,099
Distributions from Master Limited Partnerships	10,735,669	232,448
Less: Return of Capital Distributions	(10,735,669)	(232,448)
Total Investment Income	355	5,099
Supervision and Administration Fees(1)	518,540	19,508
Interest Expense(2)	3,718	3,538
Total Expenses	522,258	23,046
Net Investment Loss, Before Taxes	(521,903)	(17,947)
Tax Benefit/(Expense), Net of Valuation Allowance	—	—
Net Investment Loss, Net of Taxes	(521,903)	(17,947)
Net Realized Loss on:
Investments	(39,822,992)	(1,757,583)
Tax Benefit/(Expense), Net of Valuation Allowance	—	—
Net Realized Loss on Investments	(39,822,992)	(1,757,583)
Net Change in Unrealized Appreciation on:
Investments	66,653,613	1,342,551
Tax Benefit/(Expense), Net of Valuation Allowance	—	—
Net Change in Unrealized Appreciation on Investments, Net of Taxes	66,653,613	1,342,551
Net Realized and Unrealized Gain (Loss) on Investments, Net of Taxes	26,830,621	(415,032)
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,308,718	$(432,979)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

5

Statements of Changes in Net Assets

	Global X MLP ETF		Global X Junior MLP ETF
	Period Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015	Period Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Operations:
Net Investment Loss, Net of Taxes	$(521,903)	$(952,812)	$(17,947)	$(142,069)
Net Realized Loss on Investments, Net of Taxes	(39,822,992)	(15,959,328)	(1,757,583)	(2,721,562)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Net of Taxes	66,653,613	(37,791,394)	1,342,551	(1,420,421)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,308,718	(54,703,534)	(432,979)	(4,284,052)
Dividends and Distributions:
Distributions in Excess of Net Investment Income	—	—	—	(356,435)
Tax Return of Capital	(10,626,000)	(10,717,500)	(291,000)	(455,065)
Total Dividends and Distributions	(10,626,000)	(10,717,500)	(291,000)	(811,500)
Capital Share Transactions:
Issued	107,610,863	157,345,198	1,057,859	—
Redeemed	(28,890,582)	(52,075,865)	(386,506)	(5,474,719)
Increase (Decrease) in Net Assets from Capital Share Transactions	78,720,281	105,269,333	671,353	(5,474,719)
Total Increase (Decrease) in Net Assets	94,402,999	39,848,299	(52,626)	(10,570,271)
Net Assets:
Beginning of Year/Period	182,126,867	142,278,568	6,394,008	16,964,279
End of Year/Period	$276,529,866	$182,126,867	$6,341,382	$6,394,008
Distributions in Excess of Net Investment Income, Net of Taxes	$(6,692,341)	$(6,170,438)	$(2,096,846)	$(2,078,899)

Share Transactions:
Issued	11,050,000	11,950,000	150,000	—
Redeemed	(3,350,000)	(3,350,000)	(50,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,700,000	8,600,000	100,000	(400,000)

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

											Ratio of Expenses to Average Net Assets					Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)		Net Tax Expense (%)	Total Expenses (%)		Before Net Tax Benefit (%)	Net Tax Benefit (%)	Net Investment Loss (%)	Portfolio Turnover (%)††
Global X MLP ETF
2016 (Unaudited)	10.56	(0.02)	0.97	0.95	—	(0.43)	(0.43)	11.08	9.71	276,530	0.45	(3)	—	0.45	†	(0.45)	—	(0.45)†	32.75
2015	16.45	(0.09)	(4.83)	(4.92)	—	(0.97)	(0.97)	10.56	(31.08)	182,127	0.45		(4.81)	(4.36)		(0.44)	(0.18)	(0.62)	47.44
2014	16.11	(0.05)	1.32	1.27	(0.60)	(0.33)	(0.93)	16.45	7.95	142,279	0.47		3.52	3.99		(0.47)	0.17	(0.30)	30.65
2013	14.85	(0.05)	2.22	2.17	(0.26)	(0.65)	(0.91)	16.11	14.85	66,852	0.47		7.20	7.67		(0.47)	0.18	(0.29)	14.15
2012(1)	14.96	(0.04)	0.58	0.54	(0.02)	(0.63)	(0.65)	14.85	3.74	16,330	0.45		3.07	3.52	†	(0.45)	0.17	(0.28)†	6.43
Global X Junior MLP ETF
2016 (Unaudited)	9.13	(0.03)	(0.75)	(0.78)	—	(0.42)	(0.42)	7.93	(7.96)	6,341	0.89	(4)	—	0.89	†	(0.69)	—	(0.69)†	32.99
2015	15.42	(0.18)	(5.06)	(5.24)	(0.46)	(0.59)	(1.05)	9.13	(35.30)	6,394	0.75		(6.30)	(5.55)		(0.73)	(0.70)	(1.43)	57.32
2014	15.64	(0.07)	0.85	0.78	(1.00)	—	(1.00)	15.42	4.75	16,964	0.75		2.03	2.78		(0.63)	0.23	(0.40)	70.42
2013(2)	15.09	(0.07)	1.68	1.61	(0.75)	(0.31)	(1.06)	15.64	10.86	14,073	0.81		4.30	5.11	†	(0.81)	0.29	(0.52)†	68.54

(1)	The Fund commenced operations on April 18, 2012.
(2)	The Fund commenced operations on January 14, 2013.
(3)	The ratio includes interest expense. See Note 3 in Notes to Financial Statements.
(4)	The ratio includes interest expense. If these expenses were excluded, the ratio would have been 0.75%.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7

Notes to Financial Statements

May 31, 2016 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2016, the Trust had one hundred seven portfolios, fifty of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF and Global X Junior MLP ETF (each a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MLPs – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

8

Notes to Financial Statements (CONTINUED)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2016, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

9

Notes to Financial Statements (CONTINUED)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

FEDERAL INCOME TAXES – The Funds are taxed as regular C-corporations for federal income tax purposes. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Funds may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent that their alternative minimum tax liability exceeds their regular federal income tax liability. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity-level income taxes. Under current law, the Funds are not eligible to elect treatment as regulated investment companies due to their investments primarily in MLPs invested in energy assets. As a result, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies, which are not so obligated. The Funds expect that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing the Funds’ current tax liability. However, the amount of taxes currently paid by the Funds will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Funds.

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in the Funds’ adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of their investments. Upon the sale of an MLP security, the Funds may be liable for previously deferred taxes. The Funds will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the Funds’ NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available. The Funds will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. During the period ended May 31, 2016, the Funds did not incur any interest or penalties.

10

Notes to Financial Statements (CONTINUED)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Since the Funds will be subject to taxation on their taxable income, the NAV of Fund shares will also be reduced by the accrual of any current and deferred tax liabilities.

The Funds’ income tax expense/(benefit) consists of the following:

For the period ended May 31, 2016

	Current		Deferred		Total
	MLP	Junior MLP	MLP	Junior MLP	MLP	Junior MLP
Federal	$-	$-	$9,214,464	$(126,551)	$9,214,464	$(126,551)
State	-	-	526,540	(13,119)	526,540	(13,119)
Valuation allowance	-	-	(9,741,004)	139,670	(9,741,004)	139,670
Total tax expense (benefit)	$-	$-	$-	$-	$-	$-

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Components of the Funds’ deferred tax assets and liabilities are as follows:

For the period ended May 31, 2016

	MLP	Junior MLP
Deferred tax assets:
Net unrealized loss on investment securities	$-	$417,408
Net operating loss carryforward	6,410,285	258,816
Capital loss carryforward	3,646,889	602,021
Other	7,912	38,044
Less Valuation Allowance	(5,850,636)	(1,316,289)

Less Deferred tax liabilities:
Net unrealized gain on investment securities	(4,214,450)	-

Net Deferred Tax Asset	$-	$-

Each Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Funds are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. Net operating losses that may be generated by the Funds are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years. The Funds expect to generate losses in the current period, of which it intends to carry back and/or forward under these provisions.

The Funds have estimated net operating loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
MLP	11/30/2014	$851,514	11/30/2034
MLP	11/30/2016	16,473,582	11/30/2036
Junior MLP	11/30/2015	159,534	11/30/2035
Junior MLP	11/30/2016	539,025	11/30/2036

11

Notes to Financial Statements (CONTINUED)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds have estimated net capital loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
MLP	11/30/2016	$9,856,457	11/30/2021
Junior MLP	11/30/2015	257,656	11/30/2020
Junior MLP	11/30/2016	1,367,233	11/30/2021

Based upon the Funds' assessment, it has been determined that it is not more likely than not that a portion of the Funds' deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of the Funds' deferred tax assets. The Funds will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Funds' assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense/(benefit) - (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% for Global X MLP ETF and 34% for Global X Junior MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the period ended May 31, 2016

	MLP		Junior MLP
Income tax expense at statutory rate	$9,208,051	35.000%	$(147,213)	-34.000%
State income taxes (net of federal benefit)	526,174	2.000%	(13,220)	-3.053%
Change in estimated state rate	-	0.000%	-	0.000%
Permanent differences, net	(50,851)	-0.190%	(1,070)	-0.247%
Other adjustments	57,630	0.220%	21,833	5.042%
Valuation allowance	(9,741,004)	-37.030%	139,670	32.258%
	$-	0.000%	$-	0.000%

The difference in federal statutory rates between the two Funds relates to the progressive nature of the federal corporate income tax brackets and management’s expectation of what rates to which the Funds will be subject.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Funds. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2015, 2014 and 2013 remain subject to examination by tax authorities in the U.S. Due to the nature of the Funds’ investments, the Funds may be required to file income tax returns in several states. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds have accrued a state franchise tax liability for the period ended May 31, 2016. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Funds’ investments, the Funds may be required to file franchise state returns in several states.

12

Notes to Financial Statements (CONTINUED)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$265,124,887	$20,520,989	$(9,130,584)	$11,390,405
Global X Junior MLP ETF	7,455,294	473,340	(1,600,016)	(1,126,676)

The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of return of capital, differing cost relief methodologies, and wash sales adjustments from the Funds’ investments in MLPs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds intend to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion. Distributions from net investment income are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

The Funds also expect that a portion of the distributions they receive from MLPs may be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Funds when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Funds.

For the period ended May 31, 2016, the Funds made the following tax basis distributions from MLP distributions received.

	MLP	Junior MLP
Net investment income	$-	$-
Return of capital	10,626,000	291,000
Total	$10,626,000	$291,000

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

13

Notes to Financial Statements (CONTINUED)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X MLP ETF	50,000	$500	$554,000	$500
Global X Junior MLP ETF	50,000	500	396,500	500

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services, if any, (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and
Administration Fee
Global X MLP ETF	0.45%
Global X Junior MLP ETF	0.75%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Cohen Fund Audit Services, Ltd. (“Cohen”) prepares Federal form 1120 and state tax returns for the Funds. In addition, among other things, Cohen has been engaged to assist the Funds in the calculation of the current and deferred tax provisions for financial statement purposes for the Funds’ year ended November 30, 2015.

14

Notes to Financial Statements (CONTINUED)

May 31, 2016 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement.

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2016, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP ETF	$77,733,872	$117,160,874
Global X Junior MLP ETF	1,797,394	2,247,795

For the year or period ended November 30, 2015 and May 31, 2016, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
2015	Purchases	Maturities	Gain/(Loss)
Global X MLP ETF	$157,123,773	$-	$-
Global X Junior MLP ETF	-	-	-

		Sales and	Realized
2016	Purchases	Maturities	Gain/(Loss)
Global X MLP ETF	$107,619,666	$-	$-
Global X Junior MLP ETF	1,056,797	-	-

For the period ended May 31, 2016, there were no purchases or sales of long term U.S. Government securities for the Funds.

15

Notes to Financial Statements (CONTINUED)

May 31, 2016 (Unaudited)

5. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in their underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not their underlying indices). A more complete description of risks is included in each Fund’s prospectus and SAI.

Under normal circumstances, the Funds invest at least 80% of their total assets in securities of their Underlying Index, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

16

Notes to Financial Statements (CONTINUED)

May 31, 2016 (Unaudited)

6. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2016, the Funds had no securities on loan.

7. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Global X Funds have selected PricewaterhouseCoopers LLP (“PwC”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending November 30, 2016. The decision to select PwC was recommended by the Funds’ Audit Committee and was approved by the Funds’ Board of Trustees on November 13, 2015. During the Global X Funds’ fiscal years ended November 30, 2012, November 30, 2013, November 30, 2014 and November 30, 2015, neither the Funds, their portfolios, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Global X Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of PwC does not reflect any disagreements with or dissatisfaction by the Global X Funds or the Funds’ Board of Trustees with the performance of the Global X Funds’ prior independent registered public accounting firm, Ernst & Young, LLP (“E&Y”). The decision not to renew the engagement of E&Y, upon the completion of its audit for the fiscal year ended November 30, 2015 and the completion of related non-audit work, and the selection of PwC to perform the audit for the fiscal year ending November 30, 2016 was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. E&Y’s report on the Global X Funds’ financial statements for the fiscal years ended November 30, 2012, November 30, 2013, November 30, 2014 and November 30, 2015 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Global X Funds’ fiscal years ended November 30, 2012, November 30, 2013, November 30, 2014 and November 30, 2015 (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial

17

Notes to Financial Statements (CONCLUDED)

May 31, 2016 (Unaudited)

8. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (concluded)

statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Global X Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

18

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2015 to May 31, 2016).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$1,097.10	0.45%	$2.36
Hypothetical 5% Return	1,000.00	1,022.75	0.45	2.28
Global X Junior MLP ETF
Actual Fund Return	$1,000.00	$920.40	0.75%	$3.60
Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.79

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)
(2)	During the period ended May 31, 2016, the Funds had a tax benefit. During periods/years when the Funds have a tax expense, expenses could be higher.

19

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

20

Notes

21

Notes

22

Notes

23

Notes

24

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-0400

Global X MLP & Energy Infrastructure ETF (ticker: MLPX) Global X SuperDividend® Alternatives ETF (ticker: ALTY)

Semi-Annual Report

May 31, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2016 (Unaudited)

Global X MLP & Energy Infrastructure ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Approximately 76% of the securities are Common Stock and 24% are Master Limited Partnerships. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 76.0%
UNITED STATES— 76.0%
Oil & Gas — 76.0%
Cheniere Energy *	113,029	$3,631,622
Columbia Pipeline Group	157,278	4,016,880
Enbridge^	196,302	7,830,487
Enbridge Energy Management * (A)	157,504	3,443,048
EnLink Midstream (A)	140,608	2,203,327
EQT	80,528	5,898,676
Kinder Morgan	454,156	8,211,140
ONEOK	95,446	4,128,039
Plains GP Holdings, Cl A	387,070	3,634,587
SemGroup, Cl A	100,211	3,185,708
Spectra Energy	227,524	7,248,915
TransCanada^	196,449	8,144,776
Williams	290,132	6,429,325
TOTAL UNITED STATES		68,006,530
TOTAL COMMON STOCK
(Cost $80,032,214)		68,006,530

MASTER LIMITED PARTNERSHIPS — 23.7%
UNITED STATES— 23.7%
Oil & Gas — 23.7%
Antero Midstream Partners	10,204	251,018
Boardwalk Pipeline Partners	19,088	337,094
Buckeye Partners	20,064	1,443,003
DCP Midstream Partners	13,912	466,469
Enable Midstream Partners	4,192	60,952
Energy Transfer Partners	77,223	2,800,106
EnLink Midstream Partners	22,014	346,500
Enterprise Products Partners	131,332	3,645,776
Equities Midstream Partners	8,571	645,996
Genesis Energy	14,190	534,537
Magellan Midstream Partners	35,147	2,462,047
MPLX	38,851	1,239,347
NuStar Energy	11,491	565,012
ONEOK Partners	26,449	1,003,740

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2016 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares/ Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Oil & Gas — continued
Phillips 66 Partners	5,393	$296,238
Plains All American Pipeline	60,604	1,401,771
Shell Midstream Partners	11,696	394,740
Spectra Energy Partners	8,637	388,147
Tallgrass Energy Partners	5,868	265,586
TC PipeLines	7,372	407,156
Tesoro Logistics	9,376	460,830
Western Gas Partners	11,991	597,512
Williams Partners	38,390	1,225,409
TOTAL UNITED STATES		21,238,986
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $20,661,077)		21,238,986

REPURCHASE AGREEMENT (B) — 1.0%
Deutsche Bank
0.29%, dated 05/31/16, to be repurchased on 06/01/16 repurchase price $909,729 (collateralized by U.S. Treasury Obligation, par value $924,077, 1.75%, 05/15/23 with a total market value of $943,890)
(Cost $909,722)	$909,722	909,722
TOTAL INVESTMENTS — 100.7%
(Cost $101,603,013)		$90,155,238

Percentages are based on Net Assets of $89,535,669.

^	Canadian security listed on the New York Stock Exchange and Toronto Stock Exchange.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan as of May 31, 2016. The total value of securities on loan as of May 31, 2016, was $883,629.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2016, was $909,722.

Cl — Class

The following is a summary of the level of inputs used as of May 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,006,530	$—	$—	$68,006,530
Master Limited Partnerships	21,238,986	—	—	21,238,986
Repurchase Agreement	—	909,722	—	909,722
Total Investments in Securities	$89,245,516	$909,722	$—	$90,155,238

For the period ended May 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2016 (Unaudited)

Global X SuperDividend® Alternatives ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 35.1%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	2,347	$29,525
Global X SuperDividend REIT ETF (A)	33,738	482,454
TOTAL EXCHANGE TRADED FUNDS
(Cost $498,695)		511,979

REGISTERED INVESTMENT COMPANIES — 30.3%
BlackRock Global Opportunities Equity Trust	2,504	30,023
BlackRock Income Trust	4,698	30,537
Brookfield Mortgage Opportunity Income Fund	2,069	30,311
Brookfield Total Return Fund	1,420	31,780
Eaton Vance Risk-Managed Diversified Equity Income Fund	3,139	30,605
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	2,827	29,853
Morgan Stanley Emerging Markets Domestic Debt Fund	4,421	32,892
Nuveen Mortgage Opportunity Term Fund	1,349	30,906
Stone Harbor Emerging Markets Income Fund	2,649	36,213
Templeton Emerging Markets Income Fund	3,091	32,146
Voya Global Equity Dividend and Premium Opportunity Fund	4,425	30,842
Western Asset Emerging Markets Debt Fund	2,271	33,497
Western Asset Emerging Markets Income Fund	3,130	32,740
Western Asset Mortgage Defined Opportunity Fund	1,268	29,582
TOTAL REGISTERED INVESTMENT COMPANIES
(Cost $463,911)		441,927

COMMON STOCK — 27.6%
Financials — 18.9%
American Capital *	1,418	22,774
Apollo Investment	3,258	17,039
Ares Capital	1,228	18,224
BlackRock Capital Investment	1,988	15,347
Fifth Street Finance	2,886	14,228
Hercules Technology Growth Capital	1,761	21,607
Main Street Capital	680	21,869

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	May 31, 2016 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Medley Capital	2,502	$16,263
New Mountain Finance	1,290	16,228
PennantPark Investment	2,780	18,042
Prospect Capital	2,485	18,662
Solar Capital	1,120	20,619
TCP Capital	1,305	19,079
TICC Capital	2,801	15,714
Triangle Capital	1,092	20,366
		276,061
Industrials — 0.9%
Macquarie Infrastructure	180	12,890
Utilities — 7.8%
CenterPoint Energy	748	16,852
Duke Energy	192	15,020
Empire District Electric	609	20,401
Entergy	206	15,640
FirstEnergy	433	14,207
PPL	408	15,724
Southern	308	15,228
		113,072
TOTAL COMMON STOCK
(Cost $410,989)		402,023

MASTER LIMITED PARTNERSHIPS — 6.6%
Oil & Gas — 5.7%
Alliance Holdings GP	448	7,271
Alliance Resource Partners	622	9,112
Archrock Partners	839	11,973
CVR Refining	730	7,417
DCP Midstream Partners	587	19,681
Northern Tier Energy	606	12,908
Suburban Propane Partners	428	14,792
		83,154
Utilities — 0.9%
Ferrellgas Partners	698	13,883
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $115,164)		97,037

TOTAL INVESTMENTS — 99.6%
(Cost $1,488,759)		$1,452,966

Percentages are based on Net Assets of $1,458,814.

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	May 31, 2016 (Unaudited)

Global X SuperDividend® Alternatives ETF

*	Non-income producing security.
(A)	Affiliated security (See Note 3 in Notes to Financial Statements).

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of May 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$511,979	$—	$—	$511,979
Registered Investment Companies	441,927	—	—	441,927
Common Stock	402,023	—	—	402,023
Master Limited Partnerships	97,037	—	—	97,037
Total Investments in Securities	$1,452,966	$—	$—	$1,452,966

For the period ended May 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Statements of Assets and Liabilities

May 31, 2016 (Unaudited)

	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF
Assets:
Cost of Investments	$100,693,291	$1,019,085
Cost of Repurchase Agreement	909,722	—
Cost of Affiliated Investments	—	469,674

Investments, at Value	$89,245,516 *	$970,512
Affiliated Investments, at Value	—	482,454
Repurchase Agreement, at Value	909,722	—
Cash	103,996	4,497
Receivable for Investment Securities Sold	7,024,449	—
Dividend and Interest Receivable	131,453	2,274
Reclaim Receivable	29,888	—
Total Assets	97,445,024	1,459,737
Liabilities:
Payable for Investment Securities Purchased	6,966,732	—
Obligation to Return Securities Lending Collateral	909,722	—
Payable due to Investment Adviser	32,901	923
Total Liabilities	7,909,355	923
Net Assets	$89,535,669	$1,458,814
Net Assets Consist of:
Paid-in Capital	$135,471,241	$1,504,000
Distributions in Excess of Net Investment Income	(696,960)	(4,361)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(33,790,837)	(5,032)
Net Unrealized Depreciation on Investments	(11,447,775)	(35,793)
Net Assets	$89,535,669	$1,458,814
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,900,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$12.98	$14.59
*Includes Market Value of Securities on Loan	$883,629	$—

The accompanying notes are an integral part of the financial statements.

6

Statements of Operations

For the period ended May 31, 2016 (Unaudited)

	Global X MLP & Energy Infrastructure ETF		Global X SuperDividend® Alternatives ETF
Investment Income:
Dividend Income	$1,633,993		$41,199
Dividend Income, from Affiliated Investments	—		21,721
Interest Income	130		—
Security Lending Income	2,164		—
Less: Foreign Taxes Withheld	(28,097)		—
Total Investment Income	1,608,190		62,920
Supervision and Administration Fees(1)	182,248		5,181
Total Expenses	182,248		5,181
Net Investment Income	1,425,942		57,739
Net Realized Gain (Loss) on:
Investments	(18,645,396	)(2)	2,256
Affiliated Investments	—		(57)
Net Realized Gain (Loss) on Investments	(18,645,396)		2,199
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	13,866,526		(13,447)
Affiliated Investments	—		38,897
Net Change in Unrealized Appreciation on Investments	13,866,526		25,450
Net Realized and Unrealized Gain (Loss) on Investments	(4,778,870)		27,649
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,352,928)		$85,388

(1) (2)

The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

7

Statements of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF				Global X SuperDividend® Alternatives ETF
	Period Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015		Period Ended May 31, 2016 (Unaudited)	Period Ended November 30, 2015(1)
Operations:
Net Investment Income	$1,425,942		$2,348,736		$57,739	$44,257
Net Realized Gain (Loss) on Investments & Affiliated Investments	(18,645,396	)(2)	(6,786,745	)(2)	2,199	(13,899)
Net Change in Unrealized Appreciation (Depreciation) on Investments & Affiliated Investments	13,866,526		(32,887,323)		25,450	(61,243)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,352,928)		(37,325,332)		85,388	(30,885)
Dividends and Distributions from:
Net Investment Income	(2,122,900)		(2,675,966)		(69,839)	(29,850)
Tax Return of Capital	—		(2,003,930)		—	—
Total Dividends and Distributions	(2,122,900)		(4,679,896)		(69,839)	(29,850)
Capital Share Transactions:
Issued	17,107,938		96,869,878		—	1,504,000
Redeemed	(19,778,585)		(136,918,957)		—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,670,647)		(40,049,079)		—	1,504,000
Total Increase (Decrease) in Net Assets	(8,146,475)		(82,054,307)		15,549	1,443,265
Net Assets:
Beginning of Period	97,682,144		179,736,451		1,443,265	—
End of Period	$89,535,669		$97,682,144		$1,458,814	$1,443,265
Undistributed (Distributions in Excess of) Net Investment Income	$(696,960)		$(2)		$(4,361)	$7,739
Share Transactions:
Issued	1,450,000		5,550,000		—	100,000
Redeemed	(1,800,000)		(7,800,000)		—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(350,000)		(2,250,000)		—	100,000

(1) (2)	The Fund commenced operations on July 13, 2015. Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

8

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X MLP & Energy Infrastructure ETF
2016 (Unaudited)	13.47	0.20	(0.39)	(0.19)	(0.30)	—	(0.30)	12.98	(1.02)	89,536	0.45	†	3.52	†	43.97
2015	18.92	0.27	(5.15)	(4.88)	(0.33)	(0.24)	(0.57)	13.47	(26.30)	97,682	0.45		2.73		33.36
2014	15.56	0.26	3.51	3.77	(0.35)	(0.06)	(0.41)	18.92	24.38	179,736	0.45		1.37		28.99
2013(1)	15.06	0.12	0.47	0.59	(0.05)	(0.04)	(0.09)	15.56	3.92	21,778	0.45	†	2.42	†	—
Global X SuperDividend® Alternatives ETF
2016 (Unaudited)	14.43	0.58	0.28	0.86	(0.70)	—	(0.70)	14.59	6.30	1,459	0.75	†	8.36	†	0.25
2015(2)	15.04	0.45	(0.76)	(0.31)	(0.30)	—	(0.30)	14.43	(2.02)	1,443	0.75	†	8.04	†	21.50

(1)	The Fund commenced operations on August 6, 2013.
(2)	The Fund commenced operations on July 13, 2015.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

9

Notes to Financial Statements

May 31, 2016 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2016, the Trust had one hundred seven portfolios, fifty of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF and the Global X SuperDividend® Alternatives ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact on the Funds.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – The Funds invest in MLPs in addition to other exchange-traded securities. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly

10

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security’s price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally

11

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2016, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended May 31, 2016, there have been no significant changes to the Funds fair valuation methodologies.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

12

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At May 31, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received	Received	Net Amount(1)
Global X MLP & Energy y Infrastructure ETF
Deutsche Bank	$909,722	$909,722	$-	$-

(1)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended May 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

13

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$500	$649,000	$500
Global X SuperDividend® Alternatives ETF	50,000	$500	$729,500	$500

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services, if any (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, the Funds pay a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). However, with respect to the Global X SuperDividend® Alternatives ETF, the Adviser reduces the fees it receives from affiliated exchange-traded funds to offset the additional fees it would receive as a result of the Fund’s investments in affiliated exchange-traded funds’ securities. This reduction is voluntary and the Adviser may discontinue it at any time. In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses). The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X SuperDividend® Alternatives ETF	0.75%

14

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement.

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of the Funds, (2) make dividend and other distributions to shareholders of the Funds, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

The Global X SuperDividend® Alternatives ETF may invest in affiliated securities. The following is a summary of transactions with affiliates for the period ended May 31, 2016:

Value at 11/30/2015	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Loss	Value at 5/31/16	Dividend Income
Global X SuperDividend® Alternatives ETF
Global X SuperDividend® REIT ETF
$444,917	$0	$(1,303)	$38,897	$(57)	$482,454	$21,721

15

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2016, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales
Global X MLP & Energy Infrastructure ETF	$37,359,891	$43,092,773
Global X SuperDividend® Alternatives ETF	3,540	11,961

For the year or period ended November 30, 2015, and May 31, 2016, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
2015	Purchases	Maturities	Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$96,599,530	$72,401,134	$7,766,267
Global X SuperDividend® Alternatives ETF	1,503,715	-	-

		Sales and	Realized
2016	Purchases	Maturities	Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$17,089,825	$14,870,527	$79,979
Global X SuperDividend® Alternatives ETF	-	-	-

During the period ended May 31, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year ended November 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X MLP & Energy Infrastructure ETF
2015	$2,675,966	$—	$2,003,930	$4,679,896
2014	2,045,057	13,485	369,289	2,427,831
Global X SuperDividend® Alternatives ETF
2015	29,850	—	—	29,850

16

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

5. TAX INFORMATION (continued)

As of November 30, 2015, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF
Undistributed Ordinary Income	$—	$7,738
Capital Loss Carryforwards	(5,513,112)	(9,610)
Unrealized Appreciation on Investments and Foreign Currency	(34,946,632)	(58,863)
Total Accumulated Losses	$(40,459,744)	$(60,735)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capitallosses to offset capital gains realized in later years, and the losses carried forward retain their originalcharacter as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$2,468,988	$3,044,124	$5,513,112
Global X SuperDividend® Alternatives ETF	9,610	—	9,610

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2016, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X MLP & Energy Infrastructure ETF	$101,603,013	$5,561,748	$(17,009,523)	$(11,447,775)
Global X SuperDividend® Alternatives ETF	1,488,759	48,779	(84,572)	(35,793)

The preceding differences between book and tax cost are primarily due to MLP adjustments and wash sales.

6. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Funds may utilize a representative sampling strategy with respect to their underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying Index).

17

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

Under normal circumstances, the MLP & Energy Infrastructure ETF intends to invest up to 25% of its total assets in securities that have economic characteristics of the MLP asset class, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource - MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

18

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of May 31, 2016, the value of securities on loan was $883,629 for the Global X MLP & Energy Infrastructure ETF and the value of securities purchased with the cash collateral held from securities on loan was $909,722 for the Global X MLP & Energy Infrastructure ETF.

As of May 31, 2016, the following Fund had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X MLP & Energy Infrastructure ETF
ML Pierce, Fenner & Smith INC	$871,794	$897,600
Deutsche Bank Securities	11,835	12,122

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Global X Funds have selected PricewaterhouseCoopers LLP (“PwC”) to serve as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending November 30, 2016. The decision to select PwC was recommended by the Funds’ Audit Committee and was approved by the Funds’ Board of Trustees on November 13, 2015. During the Global X Funds’ fiscal years ended

19

Notes To Financial Statements (concluded)

May 31, 2016 (Unaudited)

9. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

November 30, 2013, November 30, 2014 and November 30, 2015, neither the Funds, their portfolios, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Global X Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of PwC does not reflect any disagreements with or dissatisfaction by the Global X Funds or the Funds’ Board of Trustees with the performance of the Global X Funds’ prior independent registered public accounting firm, Ernst & Young, LLP (“E&Y”). The decision not to renew the engagement of E&Y, upon the completion of its audit for the fiscal year ended November 30, 2015 and the completion of related non-audit work, and the selection of PwC to perform the audit for the fiscal year ending November 30, 2016, was recommended by the Funds’ Audit Committee and approved by the Funds’ Board of Trustees. E&Y’s report on the Global X Funds’ financial statements for the fiscal years ended November 30, 2013, November 30, 2014 and November 30, 2015 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Global X Funds’ fiscal years ended November 30, 2013, November 30, 2014 and November 30, 2015 (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Global X Funds’ financial statements for such years; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

20

Disclosure Of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (December 1, 2015 to May 31, 2016).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$989.80	0.45%	$2.24
Hypothetical 5% Return	1,000.00	1,022.75	0.45	2.28
Global X SuperDividend® Alternatives ETF
Actual Fund Return	$1,000.00	$1,063.00	0.75%	$3.87
Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.79

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

21

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

22

Notes

23

Notes

24

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-006-0300

Global X Health & Wellness Thematic ETF (ticker: BFIT)
Global X Longevity Thematic ETF (ticker: LNGR)
Global X Millennials Thematic ETF (ticker: MILN)

Semi-Annual Report

May 31, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Health & Wellness Thematic ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 1.4%
Consumer Goods — 1.4%
Bellamy's Australia	562	$4,474
Blackmores	146	15,992
TOTAL AUSTRALIA		20,466
CANADA— 6.1%
Consumer Goods — 6.1%
Gildan Activewear	1,506	44,981
Lululemon Athletica *	708	46,041
TOTAL CANADA		91,022
CHINA— 3.6%
Consumer Goods — 3.6%
ANTA Sports Products	18,622	40,513
Li Ning *	10,020	4,024
Xtep International Holdings	18,554	9,817
TOTAL CHINA		54,354
FINLAND— 2.0%
Consumer Goods — 2.0%
Amer Sports	998	29,753
FRANCE— 3.1%
Consumer Goods — 3.1%
Danone	654	45,926
GERMANY— 3.3%
Consumer Goods — 3.3%
adidas	390	49,995
HONG KONG— 3.8%
Consumer Goods — 3.3%
Yue Yuen Industrial Holdings	12,982	48,966
Consumer Services — 0.5%
China Dongxiang Group	46,622	7,922
TOTAL HONG KONG		56,888

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
IRELAND— 2.9%
Consumer Goods — 2.9%
Glanbia	2,336	$43,429
JAPAN— 14.2%
Consumer Goods — 13.3%
ABC-Mart	686	44,413
Ariake Japan	276	16,300
Asics	1,684	38,279
Goldwin	114	5,134
Shimano	290	45,211
Xebio Holdings	278	4,076
Yakult Honsha	956	46,893
		200,306
Health Care — 0.9%
Tsumura	596	14,053
TOTAL JAPAN		214,359
SOUTH KOREA— 1.4%
Consumer Goods — 1.1%
Fila Korea	52	4,001
Youngone	374	13,164
		17,165
Health Care — 0.3%
InBody	116	4,506
TOTAL SOUTH KOREA		21,671
TAIWAN— 6.6%
Consumer Goods — 6.6%
Feng TAY Enterprise	5,022	21,020
Giant Manufacturing	3,116	18,584
Merida Industry	2,518	10,616
Pou Chen	24,816	33,291
Standard Foods	6,676	15,906
TOTAL TAIWAN		99,417
UNITED KINGDOM— 3.9%
Consumer Goods — 2.1%
JD Sports Fashion	1,640	31,365
Consumer Services — 1.8%
Sports Direct International *	5,040	27,502
TOTAL UNITED KINGDOM		58,867

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 47.6%
Consumer Goods — 32.1%
Calavo Growers	82	$4,642
Cal-Maine Foods	368	16,376
Columbia Sportswear	584	31,051
Dick's Sporting Goods	758	32,518
Fitbit, Cl A *	1,162	16,477
GNC Holdings, Cl A	588	15,317
Hain Celestial Group *	868	42,914
Herbalife *	780	45,155
Nautilus *	252	5,199
NIKE, Cl B	770	42,519
Nu Skin Enterprises, Cl A	472	18,620
Nutrisystem	216	5,862
Sanderson Farms	190	17,045
Sportsman's Warehouse Holdings *	408	3,525
Sprouts Farmers Market *	1,268	31,396
Under Armour, Cl A *	1,064	40,145
USANA Health Sciences *	100	12,065
VF	716	44,621
Vitamin Shoppe *	154	4,657
WhiteWave Foods, Cl A *	1,148	51,259
		481,363
Consumer Services — 10.2%
Finish Line, Cl A	230	4,170
Foot Locker	746	41,717
Hibbett Sports *	132	4,559
MINDBODY, Cl A *	328	4,392
Planet Fitness, Cl A *	290	5,179
United Natural Foods *	424	15,798
WebMD Health, Cl A *	320	21,040
Weight Watchers International *	296	4,487
Whole Foods Market	1,480	47,878
Zumiez *	252	3,750
		152,970
Health Care — 5.3%
DexCom *	686	44,240
iKang Healthcare Group ADR *	554	11,025
Prestige Brands Holdings *	444	23,994
		79,259

 The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Health & Wellness Thematic ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$713,592
TOTAL COMMON STOCK
(Cost $1,512,418)	1,499,739
TOTAL INVESTMENTS — 99.9%
(Cost $1,512,418)	$1,499,739

Percentages are based on Net Assets of $1,501,339.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of May 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of May 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Longevity Thematic ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 1.2%
Health Care — 1.2%
Cochlear	124	$10,840
Regis Healthcare	1,170	4,162
Sirtex Medical	190	4,336
TOTAL AUSTRALIA		19,338
BELGIUM— 0.3%
Health Care — 0.3%
Ion Beam Applications	110	4,829
DENMARK— 6.6%
Health Care — 6.6%
Genmab *	130	23,503
GN Store Nord	228	4,661
H Lundbeck	428	16,846
Novo Nordisk, Cl B	816	45,406
William Demant Holding *	590	12,450
TOTAL DENMARK		102,866
FRANCE— 1.7%
Health Care — 1.7%
BioMerieux	86	11,235
Korian	148	4,823
Orpea	130	10,866
TOTAL FRANCE		26,924
GERMANY— 2.8%
Health Care — 2.8%
Fresenius Medical Care & KGaA	514	44,632
HONG KONG— 0.6%
Communications — 0.3%
Huayi Tencent Entertainment	38,370	3,853
Health Care — 0.3%
Luye Pharma Group *	6,270	3,874
TOTAL HONG KONG		7,727

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
IRELAND— 1.0%
Health Care — 1.0%
Alkermes *	328	$15,222
ITALY— 0.3%
Health Care — 0.3%
Amplifon	530	5,192
JAPAN— 3.7%
Health Care — 3.7%
Kissei Pharmaceutical	182	3,939
Miraca Holdings	106	4,478
Mochida Pharmaceutical	58	4,518
Nipro	458	5,162
Terumo	826	34,707
Toho Holdings	194	4,763
TOTAL JAPAN		57,567
NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	766	4,975
SOUTH KOREA— 1.6%
Health Care — 1.6%
Celltrion	252	20,954
ViroMed *	36	4,661
TOTAL SOUTH KOREA		25,615
SWEDEN— 0.6%
Health Care — 0.6%
Attendo (A)	466	4,616
Elekta, Cl B	628	4,943
TOTAL SWEDEN		9,559
SWITZERLAND— 2.4%
Health Care — 2.4%
Sonova Holding	144	19,220
Straumann Holding	34	13,004
Ypsomed Holding	30	5,341
TOTAL SWITZERLAND		37,565
TAIWAN— 0.7%
Health Care — 0.7%
Ginko International *	440	4,749

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
OBI Pharma *	356	$6,637
TOTAL TAIWAN		11,386
UNITED KINGDOM— 2.4%
Health Care — 2.4%
McCarthy & Stone (A)	1,278	4,418
Smith & Nephew	1,946	33,196
TOTAL UNITED KINGDOM		37,614
UNITED STATES— 73.8%
Health Care — 63.2%
AbbVie	764	48,079
ABIOMED *	92	9,137
ACADIA Pharmaceuticals *	244	8,645
Align Technology *	174	13,716
Amedisys *	92	4,680
Amgen	284	44,858
Ariad Pharmaceuticals *	642	5,682
Axovant Sciences *	370	4,888
Becton Dickinson	286	47,605
Biogen Idec *	170	49,253
Bluebird Bio *	90	4,073
Boston Scientific *	2,340	53,141
Brookdale Senior Living *	248	4,449
Celgene *	424	44,740
DaVita HealthCare Partners *	456	35,258
DENTSPLY SIRONA	526	32,696
DexCom *	182	11,737
Diplomat Pharmacy *	152	4,952
Eagle Pharmaceuticals *	122	5,799
Edwards Lifesciences *	428	42,158
Ensign Group	196	3,891
Envision Healthcare Holdings *	406	10,073
FibroGen *	222	4,143
Greatbatch *	128	4,040
Halozyme Therapeutics *	380	3,823
Incyte *	406	34,270
Insulet *	134	4,023
Insys Therapeutics *	318	4,977
Integra LifeSciences Holdings *	68	5,080
Intra-Cellular Therapies, Cl A *	128	4,954
Ionis Pharmaceuticals *	262	5,945
Juno Therapeutics *	230	9,989
Kindred Healthcare	342	4,060

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Kite Pharma *	90	$4,613
Lexicon Pharmaceuticals *	320	4,547
LivaNova *	82	4,002
Medivation *	356	21,524
Medtronic	590	47,483
Myriad Genetics *	116	3,931
Natus Medical *	146	4,720
Novocure *	294	3,272
NuVasive *	90	4,893
Puma Biotechnology *	142	5,366
Quest Diagnostics	308	23,768
Radius Health *	124	4,496
Regeneron Pharmaceuticals *	112	44,680
Sage Therapeutics *	124	4,081
Seattle Genetics *	304	12,291
St. Jude Medical	616	48,270
Stryker	414	46,020
TESARO *	104	4,815
Varian Medical Systems *	208	17,220
Vertex Pharmaceuticals *	536	49,927
Wright Medical Group *	240	4,642
Zimmer Biomet Holdings	400	48,844
ZIOPHARM Oncology *	530	4,129
		992,348
Real Estate Investment Trusts — 10.6%
Care Capital Properties	172	4,470
HCP	1,014	33,330
LTC Properties	98	4,569
National Health Investors	66	4,609
Omega Healthcare Investors	408	13,023
Sabra Health Care	226	4,732
Senior Housing Properties Trust	516	9,639
Ventas	720	47,759
Welltower	652	44,929
		167,060
TOTAL UNITED STATES		1,159,408
TOTAL COMMON STOCK
(Cost $1,532,227)		1,570,419
TOTAL INVESTMENTS — 100.0%
(Cost $1,532,227)		$1,570,419

Percentages are based on Net Assets of $1,570,966.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Longevity Thematic ETF

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of May 31, 2016 was $9,034 and represents 0.6% of Net Assets.

Cl — Class

As of May 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Millennials Thematic ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CANADA— 1.8%
Consumer Goods — 1.8%
Lululemon Athletica *	633	$41,164
UNITED STATES— 98.2%
Consumer Goods — 15.5%
Carter's	66	6,636
Columbia Sportswear	114	6,061
Dick's Sporting Goods	150	6,435
DSW, Cl A	258	5,459
Etsy *	786	7,271
Fitbit, Cl A *	402	5,700
Francesca's Holdings *	375	3,908
GNC Holdings, Cl A	210	5,471
GoPro, Cl A *	501	5,145
Hasbro	621	54,207
Kate Spade *	282	6,165
Michael Kors Holdings *	891	38,064
NIKE, Cl B	1,158	63,944
Sprouts Farmers Market *	243	6,017
Under Armour, Cl A *	912	34,410
VF	1,074	66,931
Vitamin Shoppe *	231	6,985
Wayfair, Cl A *	162	6,671
WhiteWave Foods, Cl A *	174	7,769
Zynga, Cl A *	2,823	7,255
		350,504
Consumer Services — 47.9%
Amazon.com *	111	80,231
Avis Budget Group *	300	9,000
Bankrate *	726	6,599
Bright Horizons Family Solutions *	105	6,803
CarMax *	969	51,997
Children's Place Retail Stores	84	5,920
Chipotle Mexican Grill, Cl A *	147	64,967
Costco Wholesale	450	66,946
eBay *	2,733	66,850

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
El Pollo Loco Holdings *	480	$5,342
Expedia	630	70,081
Groupon, Cl A *	1,500	5,310
GrubHub *	270	6,909
Home Depot	510	67,381
L Brands	837	57,376
Live Nation Entertainment *	312	7,535
Lowe's	891	71,396
Match Group *	609	8,526
MINDBODY, Cl A *	492	6,588
Netflix *	618	63,388
Pandora Media *	798	9,409
Panera Bread, Cl A *	33	7,232
Planet Fitness, Cl A *	438	7,823
priceline.com *	51	64,481
Square, Cl A *	480	4,574
Starbucks	1,140	62,575
TripAdvisor *	660	44,708
Walt Disney	699	69,355
WebMD Health, Cl A *	111	7,298
Whole Foods Market	1,614	52,213
Yelp, Cl A *	327	8,564
Zillow Group, Cl A *	300	8,772
Zoe's Kitchen *	180	6,646
		1,082,795
Financials — 1.1%
LendingClub *	942	4,484
LendingTree *	72	5,994
Nelnet, Cl A	171	6,272
SLM *	1,035	7,111
		23,861
Real Estate Investment Trusts — 9.1%
American Campus Communities	153	7,194
AvalonBay Communities	381	68,534
Camden Property Trust	84	7,158
Education Realty Trust	171	7,317
Equity Residential	972	67,272
UDR	1,329	47,884
		205,359
Technology — 24.6%
Alphabet, Cl A *	90	67,397
Apple	627	62,612
Facebook, Cl A *	627	74,493
Fiserv *	690	72,678

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	May 31, 2016 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
IAC	144	$8,047
Intuit	669	71,356
LinkedIn, Cl A *	579	79,033
PayPal Holdings *	1,785	67,455
Twitter *	3,471	52,829
		555,900
TOTAL UNITED STATES		2,218,419
TOTAL COMMON STOCK
(Cost $2,234,036)		2,259,583
TOTAL INVESTMENTS — 100.0%
(Cost $2,234,036)		$2,259,583

Percentages are based on Net Assets of $2,259,537.

*	Non-income producing security.

Cl — Class

As of May 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of May 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

12

Statements of Assets and Liabilities

May 31, 2016 (Unaudited)

	Global X Health & Wellness Thematic ETF	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF
Assets:
Cost of Investments	$1,512,418	$1,532,227	$2,234,036
Cost of Foreign Currency	—	19	—

Investments, at Value	$1,499,739	$1,570,419	$2,259,583
Cash	1,389	725	298
Foreign Currency, at Value	—	19	—
Dividend and Interest Receivable	702	325	565
Reclaim Receivable	91	76	—
Total Assets	1,501,921	1,571,564	2,260,446
Liabilities:
Payable due to Investment Adviser	582	598	909
Total Liabilities	582	598	909
Net Assets	$1,501,339	$1,570,966	$2,259,537
Net Assets Consist of:
Paid-in Capital	$1,513,000	$1,532,000	$2,234,053
Undistributed Net Investment Income/Accumulated Net Investment Loss	771	377	(68)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	250	398	5
Net Unrealized Appreciation (Depreciation) on Investments	(12,679)	38,192	25,547
Net Unrealized Depreciation on Foreign Currency Translations	(3)	(1)	—
Net Assets	$1,501,339	$1,570,966	$2,259,537
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,000	100,000	150,000
Net Asset Value, Offering and Redemption Price Per Share	$15.01	$15.71	$15.06

The accompanying notes are an integral part of the financial statements.

13

Statements of Operations

For the period ended May 31, 2016 (Unaudited)

	Global X Health & Wellness Thematic ETF(1)	Global X Longevity Thematic ETF(1)	Global X Millennials Thematic ETF(2)
Investment Income:
Dividend Income	$1,512	$1,078	$841
Less: Foreign Taxes Withheld	(159)	(103)	—
Total Investment Income	1,353	975	841
Supervision and Administration Fees(3)	582	598	909
Total Expenses	582	598	909
Net Investment Income (Loss)	771	377	(68)
Net Realized Gain on:
Investments	–	12	5
Foreign Currency Transactions	250	386	—
Net Realized Gain on Investments and Foreign Currency Transactions	250	398	5
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(12,679)	38,192	25,547
Foreign Currency Translations	(3)	(1)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(12,682)	38,191	25,547
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(12,432)	38,589	25,552
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,661)	$38,966	$25,484

(1)	The Fund commenced operations on May 9, 2016.
(2)	The Fund commenced operations on May 4, 2016.
(3)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

14

Statements of Changes in Net Assets

	Global X Health & Wellness Thematic ETF	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF
	Period Ended May 31, 2016(1) (Unaudited)	Period Ended May 31, 2016(1) (Unaudited)	Period Ended May 31, 2016(2) (Unaudited)
Operations:
Net Investment Income (Loss)	$771	$377	$(68)
Net Realized Gain on Investments and Foreign Currency Transactions	250	398	5
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(12,682)	38,191	25,547
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,661)	38,966	25,484
Capital Share Transactions:
Issued	1,513,000	1,532,000	2,234,053
Increase in Net Assets from Capital Share Transactions	1,513,000	1,532,000	2,234,053
Total Increase in Net Assets	1,501,339	1,570,966	2,259,537
Net Assets:
Beginning of Period	—	—	—
End of Period	$1,501,339	$1,570,966	$2,259,537
Undistributed Net Investment Income/Accumulated Net Investment Loss	$771	$377	$(68)
Share Transactions:
Issued	100,000	100,000	150,000
Net Increase in Shares Outstanding from Share Transactions	100,000	100,000	150,000

(1)	The Fund commenced operations on May 9, 2016.
(2)	The Fund commenced operations on May 4, 2016.

The accompanying notes are an integral part of the financial statements.

15

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Health & Wellness Thematic ETF
2016(1)(Unaudited)	15.13	0.01	(0.13)	(0.12)	—	—	—	15.01	(0.79)	1,501	0.68	†	0.90	†	—
Global X Longevity Thematic ETF
2016(1)(Unaudited)	15.32	—	0.39	0.39	—	—	—	15.71	2.55	1,571	0.68	†	0.43	†	—
Global X Millennials Thematic ETF
2016(2)(Unaudited)	14.95	—	0.11	0.11	—	—	—	15.06	0.74	2,260	0.68	†	(0.05	)†	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the periods indicated and have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the periods indicated and have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on May 9, 2016.
(2)	The Fund commenced operations on May 4, 2016.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16

Notes to Financial Statements

May 31, 2016 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of May 31, 2016, the Trust had one hundred seven portfolios, fifty of which were operational. The financial statements herein and the related notes pertain to the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF and Global X Millennials Thematic ETF (the “Funds”). Each Fund has elected non-diversified status.

The Global X Health & Wellness Thematic ETF and Global X Longevity Thematic ETF commenced operations on May 9, 2016. The Global X Millennials Thematic ETF commenced operations on May 4, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value

17

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2016, there were no fair valued securities. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

18

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended May 31, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended May 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

19

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

20

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

		Creation	Value at
	Creation Unit Shares	Fee	May 31, 2016	Redemption Fee
Global X Health & Wellness Thematic ETF	50,000	$1,500	$750,500	$1,500
Global X Longevity Thematic ETF	50,000	1,500	785,500	1,500
Global X Millennials Thematic ETF	50,000	750	753,000	750

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and Administration Fee
Global X Health & Wellness Thematic ETF	0.68%
Global X Longevity Thematic ETF	0.68%
Global X Millennials Thematic ETF	0.68%

21

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statement and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser. SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Shares pursuant to a distribution agreement. Under the distribution agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Health & Wellness Thematic ETF	$233,495	$–
Global X Longevity Thematic ETF	41,303	–
Global X Millennials Thematic ETF	–	–

22

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

For the period ended May 31, 2016, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain
Global X Health & Wellness Thematic ETF	$1,278,923	$–	$–
Global X Longevity Thematic ETF	1,490,924	–	–
Global X Millennials Thematic ETF	2,234,036	–	–

During the period ended May 31, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2016, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Health & Wellness Thematic ETF	$1,512,418	$35,909	$(48,588)	$(12,679)
Global X Longevity Thematic ETF	1,532,227	59,368	(21,176)	38,192
Global X Millennials Thematic ETF	2,234,036	63,930	(38,383)	25,547

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

23

Notes to Financial Statements (continued)

May 31, 2016 (Unaudited)

6. CONCENTRATION OF RISKS (concluded)

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

A more complete description of risks is included in each Fund’s prospectus and SAI.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The

24

Notes to Financial Statements (concluded)

May 31, 2016 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (concluded)

Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued.

25

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2015 to May 31, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

26

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Annualized Expense Ratios	Expenses Paid During Period
Global X Health & Wellness Thematic ETF
Actual Fund Return(2)	$1,000.00	$992.10	0.68%	$0.41
Hypothetical 5% Return(1)	1,000.00	1,021.60	0.68	3.44
Global X Longevity Thematic ETF
Actual Fund Return(2)	$1,000.00	$1,025.50	0.68%	$0.41
Hypothetical 5% Return(1)	1,000.00	1,021.60	0.68	3.44
Global X Millennials Thematic ETF
Actual Fund Return(3)	$1,000.00	$1,007.40	0.68%	$0.50
Hypothetical 5% Return(1)	1,000.00	1,021.60	0.68	3.44

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 22/366 (to reflect the period from inception to date.)
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 27/366 (to reflect the period from inception to date.)

27

Approval of investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not "interested persons" of the ETF, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a quarterly Board meeting held on November 13, 2015 and February 26, 2016, the Board of Trustees (including the Trust’s Independent Trustees voting separately) initially considered and unanimously approved (i) the Investment Advisory Agreement for each Fund named in this Semi-Annual report (each a “New Fund” and the “New Funds”) and (ii) the Supervision and Administration Agreement between the Trust ("Supervision and Administration Agreement"), on behalf of each New Fund, and Global X Management Company LLC ("Global X Management"). The Investment Advisory Agreements and Supervision and Administration Agreements for each New Fund are referred to herein as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with their consideration of the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their counsel and, in addition to meeting with management of Global X Management, they met separately in executive session with their counsel.

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors, including the factors discussed at greater detail below. After full consideration of the factors below, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of their business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of each New Fund. In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

28

Approval of investment Advisory Agreement (Unaudited) (continued)

NEW FUND AGREEMENTS

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to each New Fund in accordance with the New Fund Agreements;

•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to each New Fund;

•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of each New Fund and the composition of each New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by each New Fund, (iv) select broker-dealers to execute portfolio transactions for each New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each New Fund, the periodic updating of the registration statement, prospectus, statement of additional information, and other reports and documents for each New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each New Fund by shareholders and new investors;

•	the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) that would be made available to each New Fund; and

•	the quality of Global X Management’s resources and personnel that would be made available to each New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each New Fund.

29

Approval of investment Advisory Agreement (Unaudited) (continued)

Performance

The Board determined that because each New Fund had not commenced operations, meaningful data relating to investment performance of each New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;

•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by each New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that each New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each New Fund); and

•	the expected profitability to Global X Management, if any, from all services to be provided to each New Fund and all aspects of the relationship between Global X Management and each New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of its shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and/or other comparable registered funds;

•	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for each New Fund) and the expected total expense ratios for each New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for each New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each New Fund and that the proposed Management Fee for each New Fund was set at a competitive fee to make each New Fund viable in the marketplace; and

30

Approval of investment Advisory Agreement (Unaudited) (concluded)

•	that, under the unified Management Fee Structure, Global X Management would be responsible for most ordinary expenses of each New Fund, including the costs of various third-party services required by each New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that it would be in the best interest of each New Fund and their shareholders to approve the New Fund Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management intends to made in each New Fund in order to seek to assure that each New Fund is attractive to investors; and

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed Management Fee for each New Fund was reasonable.

Other Benefits

In considering the New Fund Agreements, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with each New Fund. As a result, the Board concluded that, in the exercise of its business judgement, all information it considered supported approval of the New Fund Agreements.

31

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

32

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-007-0100

Item 2.      Code of Ethics.

Not applicable for semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.      Schedule of Investments.

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: August 05, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: August 05, 2016

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: August 05, 2016

*      Print the name and title of each signing officer under his or her signature.